                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-4253
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                      MFS GOVERNMENT LIMITED MATURITY FUND
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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               (Address of principal executive offices) (Zip code)

                             James R. Bordewick, Jr.
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: December 31
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                  Date of reporting period: September 30, 2004
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ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Mutual Funds
QUARTERLY PORTFOLIO HOLDINGS 9/30/04

MFS(R) GOVERNMENT
LIMITED MATURITY FUND

[graphic omitted]

                                                                 [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT
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A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT
PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS.COM for the latest information about your investment.

o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.

o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.

o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.

o MFS Global Investment Perspective is a commentary and analysis of markets around the globe.

o Chief Investment Strategist corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Mutual Funds, Prospectuses, Fact Sheets, Reports" on the home page. Week in Review, MFS Global Investment Perspective, and Chief Investment Strategist corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.
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
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PORTFOLIO OF INVESTMENTS (UNAUDITED) 09/30/2004 MFS(R)GOVERNMENT LIMITED MATURITY FUND
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
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ISSUER                                                            PAR AMOUNT             $ VALUE
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
BONDS - 98.6%
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Asset Backed & Securitized - 4.1%
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Freddie Mac, 3.108%, 2035                                         $2,600,000          $2,592,773
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IMPAC CMB Trust, 2.16%, 2033                                       6,492,205           6,496,413
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Thornburg Mortgage Securities Trust, 2.18%, 2043                   8,699,513           8,730,906
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Washington Mutual, Inc. ,3.112%, 2033                                 60,018              59,884
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                                                                                     $17,879,976
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Mortgage Backed - 31.0%
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Fannie Mae, 3.612%, 2033                                          $4,419,093          $4,468,828
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Fannie Mae, 3.63%, 2033                                            5,133,635           5,190,957
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Fannie Mae, 3.746%, 2033                                           6,592,736           6,562,354
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Fannie Mae, 4.5%, 2009                                             9,448,735           9,519,900
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Fannie Mae, 5%, 2019                                               2,949,807           3,003,195
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Fannie Mae, 5.5%, 2014 - 2019                                     22,200,637          23,023,382
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Fannie Mae, 6%, 2017                                               6,367,700           6,681,285
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Fannie Mae, 6.5%, 2016 - 2017                                      9,073,263           9,611,578
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Fannie Mae, 6.65%, 2008                                            7,156,689           7,237,891
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Fannie Mae, 7%, 2015 - 2016                                        5,154,712           5,471,387
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Freddie Mac, 2.06%, 2026                                          13,686,166          13,698,682
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Freddie Mac, 2.21%, 2031                                           8,712,854           8,811,318
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Freddie Mac, 3%, 2021                                              2,400,000           2,379,609
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Freddie Mac, 4.5%, 2008                                            2,866,443           2,909,020
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Freddie Mac, 5%, 2021 - 2023                                       8,743,000           9,034,928
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Freddie Mac, 6%, 2016 - 2030                                      11,703,944          12,206,788
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Freddie Mac, 7.5%, 2015                                            1,849,773           1,966,883
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Ginnie Mae, 4%, 2032                                               1,902,699           1,952,074
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Ginnie Mae, 5.204%, 2014                                             473,642             482,925
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Ginnie Mae, 8%, 2015                                                 111,552             119,780
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Ginnie Mae, 8.5%, 2010                                               267,742             291,055
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Ginnie Mae, 9%, 2004 - 2007                                          138,287             145,285
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                                                                                    $134,769,104
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U.S. Government Agencies - 28.0%
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Fannie Mae, 3.25%, 2007                                           $5,000,000          $5,000,295
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Fannie Mae, 5%, 2007                                              13,000,000          13,594,919
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Fannie Mae, 6.625%, 2007                                           7,000,000           7,684,278
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Fannie Mae, 7%, 2005                                              14,500,000          15,032,730
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Federal Home Loan Bank, 2.5%, 2006                                26,000,000          25,965,576
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Federal Home Loan Bank, 5.125%, 2006                              15,000,000          15,540,405
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Freddie Mac, 2.75%, 2006                                          15,000,000          14,991,870
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Freddie Mac, 4.25%, 2009                                          20,000,000          20,458,400
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Freddie Mac, 4.875%, 2007                                          2,100,000           2,193,736
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Overseas Private Investment Corp., 0%, 2007                        1,300,000           1,283,917
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                                                                                    $121,746,126
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U.S. Treasury Obligations - 35.5%
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U.S. Treasury Notes, 1.5%, 2005                                  $12,250,000         $12,187,795
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U.S. Treasury Notes, 2.375%, 2006                                 20,000,000          19,935,940
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U.S. Treasury Notes, 3.125%, 2007                                  7,900,000           7,966,660
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U.S. Treasury Notes, 3.5%, 2006                                   $6,700,000          $6,817,511
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U.S. Treasury Notes, 4.625%, 2006                                 18,200,000          18,829,174
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U.S. Treasury Notes, 5.75%, 2005                                   7,000,000           7,270,158
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U.S. Treasury Notes, 5.875%, 2005                                  5,000,000           5,200,000
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U.S. Treasury Notes, 6.125%, 2007                                 16,000,000          17,434,368
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U.S. Treasury Notes, 6.5%, 2005 - 2006                            39,000,000          41,241,576
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U.S. Treasury Notes, 6.875%, 2006                                 11,200,000          11,985,747
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U.S. Treasury Notes, 7%, 2006                                      5,000,000           5,389,060
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                                                                                    $154,257,989
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Total Bonds (Identified Cost, $429,294,768)                     $428,653,195
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ISSUER                                                            PAR AMOUNT             $ VALUE
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REPURCHASE AGREEMENT - 1.2%
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Goldman Sachs, 1.87%, dated 9/30/04, due 10/01/04, total
to be received $5,313,276 (secured by various U.S.Treasury
and Federal Agency obligations in a jointly traded account),
at Cost                                                           $5,313,000          $5,313,000
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Total Investments (Identified Cost, $434,607,768)                                   $433,966,195
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OTHER ASSETS, LESS LIABILITIES - 0.2%                                                   $760,127
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Net Assets - 100%                                                                   $434,726,322
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SEE ATTACHED SCHEDULE.
FOR MORE INFORMATION SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL
OR ANNUAL REPORT.

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SUPPLEMENTAL SCHEDULES (UNAUDITED)
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(1) PORTFOLIO SECURITIES
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The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                  $441,726,831
                                                ------------
Gross unrealized depreciation                    ($8,789,954)
                                                ------------
Gross unrealized appreciation                      1,029,318
                                                ------------
Net unrealized appreciation (depreciation)       ($7,760,636)
                                                ------------


(c) 2004 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
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ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the "Act")) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   MFS GOVERNMENT LIMITED MATURITY  FUND
              ----------------------------------------------------------


By (Signature and Title)*  ROBERT J. MANNING
                           --------------------------------------------
                           Robert J. Manning, President

Date: November 23, 2004
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  ROBERT J. MANNING
                           --------------------------------------------
                           Robert J. Manning, President
                           (Principal Executive Officer)

Date: November 23, 2004
      -----------------


By (Signature and Title)*  RICHARD M. HISEY
                           --------------------------------------------
                           Richard M. Hisey, Treasurer
                           (Principal Financial Officer
                           and Accounting Officer)

Date: November 23, 2004
      -----------------

* Print name and title of each signing officer under his or her signature.